Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018		Jun. 30, 2018		Dec. 31, 2017
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		$ 382	$ 268	[1]	$ 190		$ 120
Restricted cash and equivalents	[2]	178	123		164		65
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		560	391		354		185
Virginia Electric and Power Company
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		17	29	[3]	20		14
Restricted cash and equivalents	[2]	8	9		10		10
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		25	38		30		24
Dominion Energy Gas Holdings, LLC
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		183	99	[4]	70	[5]	18	[5]
Restricted cash and equivalents	[2]	12	90		145		39
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		$ 207	$ 198		$ 215		$ 57

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	At June 30, 2019, June 30, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $12 million, $3 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.